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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:    June 30, 2003

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700         Hartford          CT               06103
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol            Chief Compliance Officer        (860)509-2233
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Name                          (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/
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One Financial Plaza, Suite 1700
Hartford, CT 06103
December 13, 2006

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.


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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:                              34

Form 13F Table Value Total:                 176878
                                            (thousands)



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
                                                               Value         Inv.      Other   Voting Authority
Name of Issuer                     Title of Class CUSIP        x1000 Shares  DiscretionManagersSole   Shared None
ALEXANDRIA REAL ESTATE EQ          COM            015271109      3407   75700   SOLE     N/A     75700      0   0
AMB PROPERTY CORP                  COM            00163T109      3290  116800   SOLE     N/A    116800      0   0
AMERICAN FINANCIAL REALTY TRUST    COM            02607P305       607   40700   SOLE     N/A     40700      0   0
APARTMENT INVT & MGMT CO           CLA            03748R101      4962  143400   SOLE     N/A    143400      0   0
ARCHSTONE-SMITH TRUST              COM            039583109      3041  126700   SOLE     N/A    126700      0   0
AVALONBAY COMMUNITIES INC          COM            053484101      1897   44500   SOLE     N/A     44500      0   0
BOSTON PROPERTIES INC              COM            101121101      4398  100400   SOLE     N/A    100400      0   0
CAMDEN PROPERTY TRUST              COM            133131102      2565   73400   SOLE     N/A     73400      0   0
CAPITAL AUTOMOTIVE REIT            COM SH BEN INT 139733109       700   25000   SOLE     N/A     25000      0   0
CATELLUS DEVELOPMENT CORP          COM            149113102      1060   48200   SOLE     N/A     48200      0   0
CENTERPOINT PROPERTIES CORP        COM            151895109      3063   50000   SOLE     N/A     50000      0   0
CHELSEA PROPERTY GROUP INC         COM            163421100      4479  111112   SOLE     N/A    111112      0   0
CORPORATE OFFICE PROPERTIES TRUST  SH BEN INT     22002T108      6680  394595   SOLE     N/A    394595      0   0
CRESCENT REAL ESTATE EQUITIES      COM            225756105      2360  142100   SOLE     N/A    142100      0   0
DEVELOPERS DIVERSIFIED REALTY      COM            251591103      6556  230527   SOLE     N/A    230527      0   0
EQUITY OFFICE PROPERTIES TRUST     COM            294741103     10040  371700   SOLE     N/A    371700      0   0
EQUITY RESIDENTIAL                 SH BEN INT     29476L107      8418  324376   SOLE     N/A    324376      0   0
ESSEX PROPERTY TRUST INC           COM            297178105      3187   55674   SOLE     N/A     55674      0   0
FEDERAL REALTY INVESTMENT TRUST    SH BEN INT NEW 313747206      4170  130300   SOLE     N/A    130300      0   0
FIRST INDUSTRIAL REALTY TRUST      COM            32054K103      2146   67900   SOLE     N/A     67900      0   0
GABLES RESIDENTIAL TRUST           SH BEN INT     362418105      1986   65700   SOLE     N/A     65700      0   0
GENERAL GROWTH PROPERTIES INC      COM            370021107      5972   95639   SOLE     N/A     95639      0   0
GLIMCHER REALTY TRUST              SH BEN INT     379302102      1873   83622   SOLE     N/A     83622      0   0
HOSPITALITY PROPERTIES TRUST       COM SH BEN INT 44106M102      2895   92634   SOLE     N/A     92634      0   0
HOST HOTELS & RESORTS INC          COM            44107P104      5606  612700   SOLE     N/A    612700      0   0
ISTAR FINANCIAL INC                COM            45031U101      7373  201990   SOLE     N/A    201990      0   0
KILROY REALTY CORP                 COM            49427F108      1743   63373   SOLE     N/A     63373      0   0
KIMCO REALTY CORP                  COM            49446R109      4624  122000   SOLE     N/A    122000      0   0
LASALLE HOTEL PROPERTIES           COM SH BEN INT 517942108      2762  186900   SOLE     N/A    186900      0   0
MACERICH COMPANY                   COM            554382101      1908   54300   SOLE     N/A     54300      0   0
MAGUIRE PROPERTIES INC             COM            559775101      1925  100000   SOLE     N/A    100000      0   0
MANUFACTURED HOME COMMUNITIES      COM            564682102      1896   54000   SOLE     N/A     54000      0   0
MERISTAR HOSPITALITY CORP          COM            58984Y103      4012  780600   SOLE     N/A    780600      0   0
MILLS CORP                         COM            601148109      3454  102953   SOLE     N/A    102953      0   0
NATIONWIDE HEALTH PROPERTIES INC   COM            638620104      1469   92200   SOLE     N/A     92200      0   0
NEWCASTLE INVESTMENT CORP          COM            65105M108      3569  182300   SOLE     N/A    182300      0   0
PAN PACIFIC RETAIL PROPERTIES INC  COM            69806L104      2824   71774   SOLE     N/A     71774      0   0
POST PROPERTIES INC                COM            737464107      1039   39200   SOLE     N/A     39200      0   0
PROLOGIS TRUST                     SH BEN INT     743410102      7229  264798   SOLE     N/A    264798      0   0
RECKSON ASSOC REALTY CORP          COM            75621K106      2675  128247   SOLE     N/A    128247      0   0
SENIOR HOUSING PROPERTIES TRUST    SH BEN INT     81721M109      4181  308300   SOLE     N/A    308300      0   0
SIMON PROPERTY GROUP INC           COM            828806109      7639  195718   SOLE     N/A    195718      0   0
SL GREEN REALTY CORP               COM            78440X101      3648  104545   SOLE     N/A    104545      0   0
STARWOOD HOTELS/RESORTS WORLD      COM            85590A203      2099   73400   SOLE     N/A     73400      0   0
TRIZEC PROPERTIES INC              COM            89687P107      1920  168900   SOLE     N/A    168900      0   0
UNITED DOMINION REALTY TRUST       COM            910197102      3713  215600   SOLE     N/A    215600      0   0
VENTAS INC                         COM            92276F100      4145  273584   SOLE     N/A    273584      0   0
VORNADO REALTY TRUST               SH BEN INT     929042109      5673  130114   SOLE     N/A    130114      0   0


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December 13, 2006


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC ("Cornerstone") Form 13F for the quarter ending
June 30, 2003.

Cornerstone has indicated that it exercises "sole" investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company ("MassMutual") to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer